Loans and borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Loans and borrowings	Loans and borrowings
(a)Trade financing
During the year ended December 31, 2022, the Group has entered into certain bank facilities amounted to $15 million, which were secured by trade receivables. The balance of trade financing was interest bearing at Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.2% per annum or at United States Dollar reference rate (“USD Reference Rate”) plus 1.2% per annum and repayable within one year.
The Group has also entered into certain reverse factoring arrangements with banks, under which the Group obtained extended credit in respect of the invoice amounts owed to certain suppliers. Under these arrangements, the banks pay suppliers the amounts owed by the Group on the original due dates, and then the Group settles the banks between 120 - 180 days later than the original due dates with the suppliers, with interest at HIBOR plus 1% per annum or at USD Reference Rate plus 1% per annum.
Proceeds from trade financing of $22 million were received during the year ended December 31, 2022 and the balances were fully repaid at December 31, 2022.
(b)Reconciliation of movements of liabilities to cash flows arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

Lease liabilities
(note 24)
Balance at January 1, 2023	$6,646
Changes from financing cash flows:
Capital element of lease rentals paid	(3,235)
Interest element of lease rentals paid	(241)
Total changes from financing cash flows	(3,476)
Other changes:
Increase in lease liabilities from entering into new leases	197
Interest expenses (notes 8(a) and 10(c))	242
Lease modification	(1,240)
Total other changes	(801)
Balance at December 31, 2023 and January 1, 2024	2,369
Changes from financing cash flows:
Capital element of lease rentals paid	(2,563)
Interest element of lease rentals paid	(203)
Total changes from financing cash flows	(2,766)
Other changes:
Increase in lease liabilities from entering into new leases	3,094
Additions from acquisition (note 34(B)(III))	2,906
Lease modification	(34)
Interest expenses (notes 8(a) and 10(c))	203
Total other changes	6,169
Balance at December 31, 2024	$5,772